Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	107,800,000	47,800,000
Ordinary shares, shares issued	49,048,703	19,851,833
Ordinary shares, shares outstanding	49,048,703	19,851,833